Property, plant and equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Hotel	Dec. 31, 2021 Hotel	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of open hotels | Hotel	16	19
Impairment Charge			$ 43
System Fund [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			90
Property Plant And Equipment System Fund Impairment Charge			5
US corporate headquarters [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			7
US corporate headquarters [Member] | System Fund [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			5
North America Hotels [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment Charge			35
UK Portfolio [member]
Disclosure of detailed information about property, plant and equipment [line items]
Post tax discount rate	10.10%
EMEAA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 10
Percentage of net book value of property, plant and equipment relating to largest owned and leased hotel	9.60%
Development Land Sites [Member] | Americas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			3
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment Charge			11
Right-of-use assets [member] | Americas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment Charge			5
Right-of-use assets [member] | EMEAA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment Charge	$ 2
Pre-tax discount rate	17.60%
Recoverable amount of asset or cash-generating unit	$ 9
Property, plant and equipment [member] | EMEAA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit	0
UK Portfolio [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			$ 50
Impairment reversal	$ 3
Pre-tax discount rate	14.20%